Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Shares Issued in Merger
The number of shares of Common Stock issued immediately following the consummation of the Merger was:

Shares
Public shares, outstanding prior to Merger	34,500,000
Less redemption of public shares	(18,215,868)
Public shares following redemptions	16,284,132
Shares issued in PIPE Financing	15,500,000
Public shares and PIPE Financing Shares	31,784,132
Founder Shares	8,625,000
Legacy Velo3D shares (1)	142,754,694
Total shares of Common Stock immediately after Merger	183,163,826
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(1)Upon consummation of the Merger, 175,173,445 Legacy Velo3D shares were exchanged at the Exchange Ratio and fractional shares were rounded to whole shares.